Investment Portfolio	as of September 30, 2021 (Unaudited)
DWS Global Income Builder VIP
	Shares	Value ($)

Common Stocks 57.6%
Communication Services 6.0%
Diversified Telecommunication Services 2.5%
AT&T, Inc.	23,574	636,734
BCE, Inc.	8,250	413,282
Deutsche Telekom AG (Registered)	11,464	230,214
Koninklijke KPN NV	51,101	160,904
Nippon Telegraph & Telephone Corp.	9,646	266,576
Orange SA	35,148	380,116
Swisscom AG (Registered)	465	267,955
Telia Co. AB	54,129	222,757
Telstra Corp., Ltd.	68,426	192,652
TELUS Corp.	7,578	166,565
Verizon Communications, Inc.	6,194	334,538
		3,272,293
Entertainment 0.8%
Activision Blizzard, Inc.	1,136	87,915
Netflix, Inc.*	400	244,136
Nintendo Co., Ltd.	956	462,205
Sea Ltd. (ADR)*	600	191,238
		985,494
Interactive Media & Services 1.4%
Alphabet, Inc. "A"*	111	296,761
Alphabet, Inc. "C"*	102	271,861
Facebook, Inc. "A"*	1,200	407,268
Match Group, Inc.*	1,300	204,087
Pinterest, Inc. "A"*	2,200	112,090
Snap, Inc. "A"*	3,100	228,997
Twitter, Inc.*	3,400	205,326
Zillow Group, Inc. "A"*	900	79,722
Zillow Group, Inc. "C"*	1,000	88,140
		1,894,252
Media 0.3%
Comcast Corp. "A"	3,638	203,473
Interpublic Group of Companies, Inc.	4,292	157,388
		360,861
Wireless Telecommunication Services 1.0%
KDDI Corp.	6,341	209,235
SoftBank Corp.	35,501	481,722
Tele2 AB "B"	11,797	174,942
Vodafone Group PLC	280,002	425,756
		1,291,655

Consumer Discretionary 4.2%
Auto Components 0.4%
Bridgestone Corp.	5,200	245,558
Denso Corp.	2,752	179,903
		425,461
Automobiles 0.5%
Tesla, Inc.*	631	489,328
Toyota Motor Corp.	10,190	180,883
		670,211
Hotels, Restaurants & Leisure 0.6%
Evolution AB 144A	1,017	154,676
McDonald's Corp.	610	147,077
Restaurant Brands International, Inc.	1,712	104,888
Starbucks Corp.	2,289	252,500
Yum! Brands, Inc.	1,051	128,548
		787,689
Household Durables 0.2%
Garmin Ltd.	942	146,443
Sekisui House Ltd.	6,426	135,005
		281,448
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.*	518	1,701,651
Multiline Retail 0.3%
Target Corp.	941	215,273
Wesfarmers Ltd.	4,430	177,033
		392,306
Specialty Retail 0.9%
Best Buy Co., Inc.	1,375	145,351
Home Depot, Inc.	1,012	332,199
Industria de Diseno Textil SA	6,437	236,403
Lowe's Companies, Inc.	1,039	210,772
TJX Companies, Inc.	3,600	237,528
		1,162,253
Consumer Staples 4.1%
Beverages 0.4%
Coca-Cola Co.	5,182	271,900
PepsiCo, Inc.	1,906	286,681
		558,581
Food & Staples Retailing 1.2%
J Sainsbury PLC	39,935	153,419
Koninklijke Ahold Delhaize NV	4,985	165,787
Sysco Corp.	2,700	211,950
Tesco PLC	68,918	234,749
Walgreens Boots Alliance, Inc.	3,820	179,731
Walmart, Inc.	1,543	215,064
Wm Morrison Supermarkets PLC	46,991	186,300
Woolworths Group Ltd.	5,012	141,485
		1,488,485
Food Products 0.7%
General Mills, Inc.	2,662	159,241
Kellogg Co.	2,170	138,706
Kraft Heinz Co.	5,080	187,046

Nestle SA (Registered)	2,104	253,729
Wilmar International Ltd.	44,539	137,421
		876,143
Household Products 0.5%
Colgate-Palmolive Co.	1,255	94,853
Kimberly-Clark Corp.	1,055	139,724
Procter & Gamble Co.	2,240	313,152
Reckitt Benckiser Group PLC	1,930	151,661
		699,390
Personal Products 0.2%
Unilever PLC	5,271	284,686
Tobacco 1.1%
Altria Group, Inc.	11,800	537,136
Japan Tobacco, Inc.	22,700	445,385
Philip Morris International, Inc.	4,502	426,745
		1,409,266
Energy 2.3%
Oil, Gas & Consumable Fuels
Canadian Natural Resources Ltd.	4,800	175,500
Chevron Corp.	1,953	198,132
Enbridge, Inc.	10,900	434,245
ENEOS Holdings, Inc.	36,385	148,128
Exxon Mobil Corp.	5,000	294,100
Kinder Morgan, Inc.	15,100	252,623
ONEOK, Inc.	3,500	202,965
Pembina Pipeline Corp.	6,000	190,194
Repsol SA	14,570	190,068
TC Energy Corp.	5,595	269,281
TotalEnergies SE (a)	8,630	411,765
Williams Companies, Inc.	10,300	267,182
		3,034,183
Financials 9.6%
Banks 4.4%
Bank of Montreal	2,184	218,038
Bank of Nova Scotia	5,515	339,452
BOC Hong Kong Holdings Ltd.	89,663	269,636
Canadian Imperial Bank of Commerce	1,720	191,473
Citigroup, Inc.	3,600	252,648
Citizens Financial Group, Inc.	3,046	143,101
Commonwealth Bank of Australia	2,068	154,275
Credit Agricole SA	28,007	385,493
DBS Group Holdings Ltd.	6,932	153,398
Fifth Third Bancorp.	4,000	169,760
Hang Seng Bank Ltd.	10,594	181,668
HSBC Holdings PLC	29,329	153,308
Huntington Bancshares, Inc.	10,476	161,959
JPMorgan Chase & Co.	1,045	171,056
KeyCorp.	10,714	231,637
Mitsubishi UFJ Financial Group, Inc.	34,014	199,823
Mizuho Financial Group, Inc.	14,235	201,597
Oversea-Chinese Banking Corp., Ltd.	17,367	145,805
PNC Financial Services Group, Inc.	799	156,316
Regions Financial Corp.	10,294	219,365

Royal Bank of Canada	3,070	305,473
Sumitomo Mitsui Financial Group, Inc.	6,773	237,887
Toronto-Dominion Bank	4,410	291,946
Truist Financial Corp.	2,880	168,912
U.S. Bancorp.	4,020	238,949
United Overseas Bank Ltd.	9,582	180,863
Westpac Banking Corp.	9,542	177,167
		5,701,005
Capital Markets 1.9%
3i Group PLC	8,138	139,818
Apollo Global Management, Inc.	2,956	182,060
BlackRock, Inc.	237	198,762
Blackstone, Inc.	1,833	213,251
CME Group, Inc.	1,100	212,718
Daiwa Securities Group, Inc.	38,300	223,337
Franklin Resources., Inc.	4,818	143,191
Hong Kong Exchanges & Clearing Ltd.	3,801	233,818
Magellan Financial Group Ltd.	6,695	169,315
Nomura Holdings, Inc.	60,800	297,932
Partners Group Holding AG	139	217,311
T. Rowe Price Group, Inc.	1,255	246,859
		2,478,372
Diversified Financial Services 0.1%
ORIX Corp.	8,939	166,556
Insurance 3.2%
Allianz SE (Registered)	1,217	273,912
Assicurazioni Generali SpA	16,215	343,806
AXA SA	13,558	376,385
Fidelity National Financial, Inc.	2,970	134,660
Japan Post Holdings Co., Ltd.	20,300	171,249
Legal & General Group PLC	69,472	261,293
Manulife Financial Corp.	9,707	186,844
MS&AD Insurance Group Holdings, Inc.	3,798	126,993
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	883	240,845
NN Group NV	3,122	163,088
Progressive Corp.	3,900	352,521
Prudential Financial, Inc.	2,264	238,173
Sampo Oyj "A"	5,327	264,168
Sompo Holdings, Inc.	2,882	125,045
Swiss Re AG	4,614	395,153
Tokio Marine Holdings, Inc.	3,100	166,084
Zurich Insurance Group AG	818	335,072
		4,155,291
Health Care 5.4%
Biotechnology 1.2%
AbbVie, Inc.	3,960	427,165
Amgen, Inc.	1,292	274,744
Gilead Sciences, Inc.	4,626	323,126
Moderna, Inc.*	700	269,402
Seagen, Inc.*	1,300	220,740
		1,515,177
Health Care Equipment & Supplies 0.4%
Abbott Laboratories	1,958	231,298

Coloplast AS "B"	600	93,840
Medtronic PLC	1,489	186,646
		511,784
Health Care Providers & Services 0.4%
Cardinal Health, Inc.	2,823	139,626
CVS Health Corp.	2,169	184,061
UnitedHealth Group, Inc.	594	232,100
		555,787
Health Care Technology 0.1%
M3, Inc.	1,814	129,348
Pharmaceuticals 3.3%
Astellas Pharma, Inc.	8,510	140,248
AstraZeneca PLC	2,318	279,327
Bayer AG (Registered)	4,346	236,079
Bristol-Myers Squibb Co.	4,739	280,407
Chugai Pharmaceutical Co., Ltd.	4,917	180,175
Eli Lilly & Co.	1,179	272,408
GlaxoSmithKline PLC	19,898	375,156
Johnson & Johnson	1,956	315,894
Merck & Co., Inc.	4,586	344,454
Novartis AG (Registered)	4,180	342,331
Novo Nordisk AS "B"	2,904	280,227
Pfizer, Inc.	8,867	381,370
Roche Holding AG (Genusschein)	918	335,622
Sanofi	2,447	235,215
Takeda Pharmaceutical Co., Ltd.	8,773	290,647
		4,289,560
Industrials 4.2%
Aerospace & Defense 0.4%
BAE Systems PLC	24,167	183,396
Lockheed Martin Corp.	400	138,040
Raytheon Technologies Corp.	2,015	173,209
		494,645
Air Freight & Logistics 0.4%
Deutsche Post AG (Registered)	3,657	229,972
United Parcel Service, Inc. "B"	1,602	291,724
		521,696
Building Products 0.1%
Xinyi Glass Holdings Ltd.	50,525	150,893
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	2	8
Construction & Engineering 0.1%
Bouygues SA	3,823	157,952
Electrical Equipment 0.4%
ABB Ltd. (Registered)	5,723	191,599
Eaton Corp. PLC	1,016	151,699
Emerson Electric Co.	1,526	143,749
		487,047
Industrial Conglomerates 0.6%
3M Co.	1,104	193,664
CK Hutchison Holdings Ltd.	23,960	159,551

Honeywell International, Inc.	699	148,384
Siemens AG (Registered)	1,348	220,363
		721,962
Machinery 0.5%
Caterpillar, Inc.	1,300	249,561
Cummins, Inc.	579	130,020
Kone Oyj "B"	1,250	87,764
Techtronic Industries Co., Ltd.	10,500	206,487
		673,832
Marine 0.3%
Nippon Yusen KK	1,800	135,248
SITC International Holdings Co., Ltd.	72,000	257,920
		393,168
Professional Services 0.2%
Adecco Group AG (Registered)	2,498	125,491
Thomson Reuters Corp.	1,373	151,815
		277,306
Road & Rail 0.3%
Aurizon Holdings Ltd.	86,983	236,854
Union Pacific Corp.	941	184,446
		421,300
Trading Companies & Distributors 0.9%
Fastenal Co.	2,018	104,149
ITOCHU Corp.	5,671	165,342
Mitsubishi Corp.	11,709	367,969
Mitsui & Co., Ltd.	9,405	205,039
Sumitomo Corp.	21,938	308,785
		1,151,284
Information Technology 14.4%
Communications Equipment 0.4%
Cisco Systems, Inc.	6,024	327,886
Telefonaktiebolaget LM Ericsson "B"	11,727	132,142
		460,028
Electronic Equipment, Instruments & Components 0.5%
Corning, Inc.	4,805	175,335
Keyence Corp.	200	119,439
Murata Manufacturing Co., Ltd.	2,848	253,906
TE Connectivity Ltd.	1,099	150,805
		699,485
IT Services 2.8%
Accenture PLC "A"	510	163,159
Adyen NV 144A*	63	175,848
Afterpay Ltd.*	1,612	139,367
Automatic Data Processing, Inc.	841	168,133
Cloudflare, Inc. "A"*	1,800	202,770
Fujitsu Ltd.	839	152,177
Infosys Ltd. (ADR)	11,300	251,425
International Business Machines Corp.	2,602	361,496
MasterCard, Inc. "A"	576	200,264
MongoDB, Inc.*	500	235,755
Paychex, Inc.	2,195	246,828
PayPal Holdings, Inc.*	965	251,103
Shopify, Inc. "A"*	272	369,199
Square, Inc. "A"*	1,358	325,703

Twilio, Inc. "A"*	507	161,758
Visa, Inc. "A" (a)	800	178,200
Western Union Co.	3,964	80,152
		3,663,337
Semiconductors & Semiconductor Equipment 3.8%
Advanced Micro Devices, Inc.*	3,000	308,700
Analog Devices, Inc.	1,144	191,597
Applied Materials, Inc.	1,509	194,254
Broadcom, Inc.	949	460,199
Enphase Energy, Inc.*	855	128,224
Intel Corp.	4,471	238,215
KLA Corp.	479	160,230
Lam Research Corp.	256	145,702
Lasertec Corp.	600	137,341
Marvell Technology, Inc.	3,300	199,023
Micron Technology, Inc.	3,100	220,038
Monolithic Power Systems, Inc.	900	436,212
NVIDIA Corp.	2,848	589,992
QUALCOMM, Inc.	3,784	488,060
Skyworks Solutions, Inc.	712	117,323
Texas Instruments, Inc.	2,104	404,410
Tokyo Electron Ltd.	526	233,870
United Microelectronics Corp. (ADR) (a)	27,000	308,610
		4,962,000
Software 3.7%
Adobe, Inc.*	500	287,860
Autodesk, Inc.*	700	199,619
Crowdstrike Holdings, Inc. "A"*	1,161	285,350
DocuSign, Inc.*	600	154,458
Intuit, Inc.	430	231,989
Microsoft Corp.	8,166	2,302,159
Oracle Corp.	2,514	219,045
salesforce.com, Inc.*	700	189,854
SAP SE	1,025	138,731
ServiceNow, Inc.*	258	160,546
Trade Desk, Inc. "A"* (a)	2,850	200,355
Zoom Video Communications, Inc. "A"*	733	191,679
Zscaler, Inc.*	1,039	272,447
		4,834,092
Technology Hardware, Storage & Peripherals 3.2%
Apple, Inc.	19,109	2,703,924
Canon, Inc.	7,800	190,859
Hewlett Packard Enterprise Co. (a)	10,853	154,655
HP, Inc.	8,093	221,424
Logitech International SA (Registered)	1,519	134,931
NetApp, Inc.	3,051	273,858
Samsung Electronics Co., Ltd. (GDR) REG S	133	207,813
Seagate Technology Holdings PLC	3,112	256,802
		4,144,266
Materials 2.7%
Chemicals 1.0%
Air Products & Chemicals, Inc.	488	124,982
BASF SE	4,709	358,145
Dow, Inc.	4,934	284,001
Linde PLC	406	119,112

LyondellBasell Industries NV "A"	2,100	197,085
Nutrien Ltd.	3,470	225,224
		1,308,549
Construction Materials 0.2%
Holcim Ltd.	3,864	186,619
Containers & Packaging 0.3%
Amcor PLC	14,993	173,769
International Paper Co.	3,031	169,493
		343,262
Metals & Mining 1.1%
Anglo American PLC	3,458	121,774
B2Gold Corp.	40,469	138,348
BHP Group Ltd.	6,760	183,214
BHP Group PLC	9,670	244,438
Rio Tinto Ltd.	3,459	249,261
Sibanye Stillwater Ltd. (ADR) (a)	17,900	220,886
Vale SA (ADR)	22,300	311,085
		1,469,006
Paper & Forest Products 0.1%
UPM-Kymmene Oyj	3,792	134,432
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITs) 1.8%
Ascendas Real Estate Investment Trust	38,565	84,991
CapitaLand Integrated Commercial Trust	94,852	140,868
Crown Castle International Corp.	873	151,308
Digital Realty Trust, Inc.	1,200	173,340
Iron Mountain, Inc. (a)	5,300	230,285
Link REIT	27,640	236,643
Medical Properties Trust, Inc.	12,392	248,708
Omega Healthcare Investors, Inc.	9,100	272,636
Prologis, Inc.	918	115,145
Public Storage	489	145,282
Realty Income Corp.	1,622	105,203
VEREIT Inc.	3,500	158,305
VICI Properties, Inc. (a)	6,362	180,744
WP Carey, Inc.	1,797	131,253
		2,374,711
Real Estate Management & Development 0.2%
Sun Hung Kai Properties Ltd.	19,190	239,020
Utilities 2.7%
Electric Utilities 1.6%
American Electric Power Co., Inc.	1,567	127,209
CLP Holdings Ltd.	20,588	198,035
Duke Energy Corp.	1,682	164,146
EDP - Energias de Portugal SA	35,371	185,627
Enel SpA	27,602	211,785
Fortum Oyj	7,131	216,701
Iberdrola SA	10,569	106,086
NextEra Energy, Inc.	1,958	153,742
PPL Corp.	7,235	201,712
Red Electrica Corp. SA	9,276	185,967

Southern Co.	3,469	214,974
SSE PLC	7,295	154,002
		2,119,986
Gas Utilities 0.4%
APA Group (Units)	23,729	148,716
Hong Kong & China Gas Co., Ltd.	107,000	161,790
Snam SpA	34,295	189,933
		500,439
Multi-Utilities 0.7%
Consolidated Edison, Inc.	1,613	117,088
Dominion Energy, Inc.	2,104	153,634
E.ON SE	12,154	148,891
National Grid PLC	13,360	159,431
Public Service Enterprise Group, Inc.	2,369	144,272
Sempra Energy	959	121,314
		844,630
Total Common Stocks (Cost $58,689,874)		74,814,143

Preferred Stocks 2.7%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE	1,530	151,865
Financials 1.8%
AGNC Investment Corp., Series C, 7.0%	14,427	378,132
Capital One Financial Corp., Series G, 5.2%	10,000	252,200
Fifth Third Bancorp., Series I, 6.625%	10,000	283,000
KeyCorp., Series E, 6.125%	10,000	304,000
Morgan Stanley, Series K, 5.85%	10,000	296,300
The Goldman Sachs Group, Inc., Series J, 5.5%	17,000	461,040
Wells Fargo & Co., Series Y, 5.625%	15,000	393,600
		2,368,272
Real Estate 0.8%
Kimco Realty Corp., Series L, 5.125%	15,000	391,050
Prologis, Inc., Series Q, 8.54%	164	11,676
Simon Property Group, Inc., Series J, 8.375%	8,000	566,400
		969,126
Total Preferred Stocks (Cost $3,400,836)		3,489,263

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $30,283)	170	7,034
	Principal Amount ($) (c)	Value ($)

Corporate Bonds 24.5%
Communication Services 3.5%
Alibaba Group Holding Ltd., 3.4%, 12/6/2027	300,000	321,331
America Movil SAB de CV, 4.375%, 4/22/2049	300,000	367,320

AT&T, Inc.:
1.65%, 2/1/2028	50,000	49,600
2.25%, 2/1/2032	95,000	92,498
2.75%, 6/1/2031	60,000	61,608
3.65%, 6/1/2051	100,000	101,899
CCO Holdings LLC, 144A, 4.75%, 3/1/2030	100,000	104,547
Charter Communications Operating LLC:
2.25%, 1/15/2029 (d)	120,000	119,906
3.5%, 3/1/2042 (d)	120,000	117,411
3.7%, 4/1/2051	140,000	136,307
4.4%, 12/1/2061	100,000	103,996
CSC Holdings LLC:
144A, 3.375%, 2/15/2031	200,000	186,000
144A, 4.125%, 12/1/2030	200,000	196,250
144A, 4.5%, 11/15/2031	200,000	197,500
DIRECTV Holdings LLC, 144A, 5.875%, 8/15/2027	20,000	20,875
Discovery Communications LLC, 4.0%, 9/15/2055	40,000	41,828
Grupo Televisa SAB, 5.25%, 5/24/2049 (a)	300,000	379,350
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031 (d)	50,000	49,407
144A, 4.125%, 8/1/2030	175,000	182,219
Netflix, Inc.:
4.375%, 11/15/2026 (a)	100,000	111,750
5.875%, 11/15/2028	140,000	171,556
Sirius XM Radio, Inc., 144A, 3.125%, 9/1/2026	100,000	101,375
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	300,000	294,909
T-Mobile U.S.A., Inc.:
2.05%, 2/15/2028	30,000	30,240
2.25%, 11/15/2031	115,000	112,769
2.625%, 4/15/2026	90,000	92,025
3.3%, 2/15/2051	125,000	120,858
3.375%, 4/15/2029	115,000	119,974
3.6%, 11/15/2060	25,000	24,579
4.375%, 4/15/2040	60,000	69,130
Verizon Communications, Inc.:
2.1%, 3/22/2028	55,000	55,830
2.55%, 3/21/2031 (a)	70,000	70,860
2.65%, 11/20/2040	40,000	37,583
3.7%, 3/22/2061	100,000	105,593
ViacomCBS, Inc., 4.2%, 5/19/2032 (a)	163,000	186,451
Vodafone Group PLC, 5.125%, 6/4/2081	80,000	82,411
		4,617,745
Consumer Discretionary 1.7%
1011778 BC Unlimited Liability Co., 144A, 4.375%, 1/15/2028	225,000	228,422
Carnival Corp.:
144A, 5.75%, 3/1/2027	80,000	82,700
144A, 7.625%, 3/1/2026	97,000	103,547
Dollar General Corp., 4.125%, 4/3/2050	20,000	23,403
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	230,000	230,460
2.9%, 2/16/2028	200,000	199,750
3.37%, 11/17/2023	350,000	358,715
3.625%, 6/17/2031	240,000	241,500
General Motors Co., 5.4%, 4/1/2048	60,000	74,397
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	80,000	78,357
2.7%, 6/10/2031	90,000	89,725

Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032	225,000	221,625
144A, 4.0%, 5/1/2031	125,000	126,875
Royal Caribbean Cruises Ltd.:
144A, 4.25%, 7/1/2026	40,000	39,182
144A, 5.5%, 4/1/2028	50,000	51,140
		2,149,798
Consumer Staples 0.4%
Altria Group, Inc.:
3.7%, 2/4/2051	50,000	47,077
3.875%, 9/16/2046	20,000	19,479
Anheuser-Busch InBev Worldwide, Inc.:
4.439%, 10/6/2048	50,000	58,495
5.55%, 1/23/2049	121,000	163,875
BAT Capital Corp.:
2.726%, 3/25/2031 (a)	60,000	59,086
3.734%, 9/25/2040	61,000	58,852
Campbell Soup Co.:
2.375%, 4/24/2030	35,000	35,233
4.15%, 3/15/2028	43,000	48,432
Keurig Dr Pepper, Inc., 3.8%, 5/1/2050	15,000	16,808
		507,337
Energy 2.7%
BP Capital Markets America, Inc., 3.06%, 6/17/2041	100,000	100,969
Cenovus Energy, Inc., 3.75%, 2/15/2052	60,000	58,305
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	200,000	225,926
Cheniere Energy Partners LP:
144A, 3.25%, 1/31/2032	40,000	40,132
4.5%, 10/1/2029	175,000	186,048
Ecopetrol SA, 6.875%, 4/29/2030	300,000	351,150
Energy Transfer, L.P., 5.5%, 6/1/2027	100,000	117,333
Enterprise Products Operating LLC:
3.3%, 2/15/2053	90,000	87,772
4.2%, 1/31/2050	172,000	193,765
Hess Corp., 5.8%, 4/1/2047	70,000	91,162
MPLX LP, 2.65%, 8/15/2030	35,000	35,120
Petroleos Mexicanos, 6.84%, 1/23/2030	625,000	645,556
Plains All American Pipeline LP, 3.8%, 9/15/2030	50,000	53,380
Saudi Arabian Oil Co.:
144A, 2.25%, 11/24/2030	625,000	611,632
REG S, 3.5%, 4/16/2029	300,000	322,655
Sinopec Group Overseas Development Ltd., REG S, 2.7%, 5/13/2030	300,000	306,747
Suncor Energy, Inc., 3.75%, 3/4/2051	70,000	75,011
		3,502,663
Financials 7.7%
AerCap Ireland Capital DAC:
3.15%, 2/15/2024	150,000	156,413
4.625%, 10/15/2027	150,000	167,249
Air Lease Corp., 3.0%, 2/1/2030	142,000	144,088
Aircastle Ltd., 144A, 5.25%, Perpetual (e)	130,000	133,029
Ally Financial, Inc., 4.7%, Perpetual (e)	500,000	520,425
American Express Co., 3.55%, Perpetual (e)	475,000	483,954

Avolon Holdings Funding Ltd.:
144A, 2.528%, 11/18/2027	10,000	9,835
144A, 2.75%, 2/21/2028	110,000	109,718
144A, 4.25%, 4/15/2026	40,000	43,023
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	200,000	191,800
Bank of America Corp.:
2.676%, 6/19/2041	60,000	57,925
4.3%, Perpetual (e)	102,000	103,785
Bank of Nova Scotia, 3.625%, 10/27/2081 (d)	500,000	496,690
BBVA Bancomer SA, 144A, 1.875%, 9/18/2025	300,000	301,635
Blackstone Holdings Finance Co., LLC, 144A, 2.0%, 1/30/2032	80,000	76,868
Blackstone Secured Lending Fund:
144A, 2.85%, 9/30/2028	110,000	109,255
3.625%, 1/15/2026	155,000	163,719
BNP Paribas SA, 144A, 4.625%, Perpetual (e)	200,000	204,250
Capital One Financial Corp.:
2.359%, 7/29/2032	200,000	195,806
3.95%, Perpetual (e)	350,000	360,500
Citigroup, Inc.:
2.561%, 5/1/2032	40,000	40,393
2.572%, 6/3/2031	130,000	132,510
4.0%, Perpetual (e)	700,000	725,340
HSBC Holdings PLC:
4.0%, Perpetual (e)	240,000	240,600
4.6%, Perpetual (e)	250,000	249,925
Intesa Sanpaolo SpA:
144A, 4.198%, 6/1/2032	325,000	333,175
144A, 4.95%, 6/1/2042	250,000	259,088
JPMorgan Chase & Co.:
3.328%, 4/22/2052	27,000	28,284
3.65%, Perpetual (e)	320,000	321,600
M&T Bank Corp, 3.5%, Perpetual (e)	170,000	168,725
Morgan Stanley:
2.484%, 9/16/2036	141,000	138,000
3.217%, 4/22/2042	30,000	31,384
Natwest Group PLC, 4.6%, Perpetual (e)	230,000	231,104
OneMain Finance Corp., 3.5%, 1/15/2027	250,000	250,113
PNC Financial Services Group, Inc., Series T, 3.4%, Perpetual (e)	320,000	319,200
REC Ltd., 144A, 4.75%, 5/19/2023	200,000	209,998
Societe Generale SA, 144A, 5.375%, Perpetual (a) (e)	250,000	267,657
Standard Chartered PLC, 144A, 4.75%, Perpetual (e)	200,000	201,750
The Charles Schwab Corp.:
Series H, 4.0%, Perpetual (e)	125,000	128,938
Series I, 4.0%, Perpetual (e)	265,000	276,262
The Goldman Sachs Group, Inc.:
2.908%, 7/21/2042	80,000	78,876
3.8%, Perpetual (e)	325,000	332,719
Truist Financial Corp., 4.8%, Perpetual (e)	300,000	316,074
UBS Group AG, 144A, 4.375%, Perpetual (e)	200,000	202,040
Wells Fargo & Co., 3.9%, Perpetual (e)	265,000	273,281
Westpac Banking Corp., 5.0%, Perpetual (e)	200,000	213,750
		10,000,753
Health Care 2.1%
AbbVie, Inc., 4.875%, 11/14/2048	75,000	96,210
Bausch Health Companies, Inc., 144A, 4.875%, 6/1/2028	90,000	93,262
Biogen, Inc., 3.15%, 5/1/2050	50,000	47,657

Centene Corp.:
2.45%, 7/15/2028	60,000	60,300
2.625%, 8/1/2031	130,000	129,121
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	300,000	306,375
Cigna Corp.:
2.375%, 3/15/2031	50,000	50,455
3.4%, 3/15/2051	100,000	102,793
CVS Health Corp., 5.05%, 3/25/2048	175,000	225,260
DaVita, Inc., 144A, 4.625%, 6/1/2030	140,000	144,006
HCA, Inc., 5.25%, 6/15/2026	300,000	344,256
Humana, Inc., 2.15%, 2/3/2032	50,000	48,844
Mozart Debt Merger Sub, Inc., 144A, 3.875%, 4/1/2029 (d)	110,000	110,000
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	925,000	885,687
UnitedHealth Group, Inc., 3.25%, 5/15/2051	100,000	105,745
		2,749,971
Industrials 1.5%
Aadvantage Loyalty IP Ltd., 144A, 5.5%, 4/20/2026	105,000	110,381
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	200,000	209,786
Boeing Co.:
2.196%, 2/4/2026	237,000	238,747
2.75%, 2/1/2026	145,000	151,038
4.875%, 5/1/2025	98,000	109,065
5.04%, 5/1/2027	60,000	69,019
Delta Air Lines, Inc.:
3.75%, 10/28/2029 (a)	135,000	137,437
144A, 4.5%, 10/20/2025	30,000	32,100
FedEx Corp., 2.4%, 5/15/2031	60,000	60,519
General Electric Co., 3.625%, 5/1/2030	40,000	44,448
GFL Environmental, Inc., 144A, 4.0%, 8/1/2028 (a)	150,000	148,875
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	200,000	217,484
Nielsen Finance LLC, 144A, 4.5%, 7/15/2029	60,000	58,668
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	405,000	431,953
		2,019,520
Information Technology 1.3%
Broadcom, Inc.:
144A, 2.6%, 2/15/2033	70,000	67,241
144A, 3.187%, 11/15/2036	70,000	69,797
Dell International LLC, 8.35%, 7/15/2046	60,000	97,311
DXC Technology Co., 2.375%, 9/15/2028	180,000	177,880
MSCI, Inc.:
144A, 3.25%, 8/15/2033	40,000	40,458
144A, 3.625%, 9/1/2030	90,000	93,037
NXP BV, 144A, 2.5%, 5/11/2031	100,000	100,931
Open Text Corp., 144A, 3.875%, 2/15/2028	250,000	255,000
Oracle Corp.:
3.6%, 4/1/2050	25,000	25,030
3.65%, 3/25/2041	150,000	155,136
salesforce.com, Inc., 2.9%, 7/15/2051	100,000	99,749
SK Hynix, Inc., 144A, 1.5%, 1/19/2026	200,000	197,416
Square, Inc.:
144A, 2.75%, 6/1/2026	30,000	30,410
144A, 3.5%, 6/1/2031	70,000	71,801
Twilio, Inc., 3.625%, 3/15/2029	160,000	163,680
VMware, Inc., 1.4%, 8/15/2026	100,000	99,550
		1,744,427

Materials 1.1%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030		200,000	205,196
Berry Global, Inc., 144A, 1.65%, 1/15/2027		300,000	296,223
Glencore Funding LLC, 144A, 3.875%, 4/27/2051 (a)		70,000	73,190
LYB International Finance III LLC, 3.625%, 4/1/2051 (a)		30,000	31,537
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		256,000	282,675
Novelis Corp., 144A, 4.75%, 1/30/2030		250,000	263,175
Suzano Austria GmbH, 2.5%, 9/15/2028		80,000	77,800
Tronox, Inc., 144A, 4.625%, 3/15/2029		185,000	184,075
			1,413,871
Real Estate 0.7%
American Tower Corp., (REIT), 2.95%, 1/15/2051		35,000	33,009
Boston Properties LP, (REIT), 2.55%, 4/1/2032		75,000	74,893
Crown Castle International Corp., (REIT), 2.9%, 4/1/2041		120,000	115,670
Equinix, Inc., (REIT), 2.15%, 7/15/2030		34,000	33,343
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		195,000	198,900
SBA Communications Corp., 144A, (REIT), 3.125%, 2/1/2029		400,000	386,500
Welltower, Inc., (REIT), 2.75%, 1/15/2031		40,000	41,222
			883,537
Utilities 1.8%
CenterPoint Energy, Inc., 2.65%, 6/1/2031 (a)		30,000	30,634
CMS Energy Corp., 3.75%, 12/1/2050		400,000	404,000
Duke Energy Corp., 3.25%, 1/15/2082		250,000	248,844
ENN Energy Holdings, Ltd., 144A, 2.625%, 9/17/2030		200,000	198,387
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		200,000	213,500
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		190,000	202,017
144A, 4.25%, 7/15/2024		275,000	291,156
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		20,000	19,036
3.3%, 8/1/2040		70,000	64,590
3.5%, 8/1/2050		25,000	22,736
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	260,000	321,306
Southern California Edison Co., 2.95%, 2/1/2051		60,000	54,788
Southern Co., 3.75%, 9/15/2051		215,000	219,042
			2,290,036
Total Corporate Bonds (Cost $31,358,840)			31,879,658

Asset-Backed 2.2%
Automobile Receivables 0.4%
Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2019-1A, 144A, 4.53%, 3/20/2023		100,000	100,875
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		473,137	473,240
			574,115
Credit Card Receivables 0.6%
Fair Square Issuance Trust, “A”, Series 2020-AA, 144A, 2.9%, 9/20/2024		800,000	805,363
Miscellaneous 1.2%
CF Hippolyta LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061		547,201	548,573
DB Master Finance LLC, “A2I”, Series 2019-1A, 144A, 3.787%, 5/20/2049		215,600	216,529

Domino's Pizza Master Issuer LLC, “A23”, Series 2017-1A, 144A, 4.118%, 7/25/2047	328,100	352,181
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	420,945	428,139
		1,545,422
Total Asset-Backed (Cost $2,884,937)		2,924,900

Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 6.0%, 3/1/2038	1,737	2,034
Federal National Mortgage Association:
4.5%, 9/1/2035	3,020	3,393
6.0%, 1/1/2024	2,482	2,580
Total Mortgage-Backed Securities Pass-Throughs (Cost $7,159)		8,007

Commercial Mortgage-Backed Securities 1.7%
Citigroup Commercial Mortgage Trust, “D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	500,000	525,630
Credit Suisse Commercial Mortgage Trust, “B”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 5.25% (f), 12/15/2035	700,000	715,739
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30-day average SOFR + 3.75%, 3.8% (f), 1/25/2051	194,000	204,528
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	394,448	240,748
MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.3%, 1.384% (f), 12/15/2033	250,000	248,752
Multifamily Connecticut Avenue Securities Trust, “M7”, Series 2019-01, 144A, 1-month USD-LIBOR + 1.7%, 1.786% (f), 10/15/2049	280,964	280,880
Total Commercial Mortgage-Backed Securities (Cost $2,336,876)		2,216,277

Collateralized Mortgage Obligations 2.2%
Connecticut Avenue Securities Trust:
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 2.236% (f), 9/25/2031	39,621	39,858
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 2.386% (f), 8/25/2031	58,256	58,653
Fannie Mae Connecticut Avenue Securities:
“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.0%, 2.086% (f), 3/25/2031	103,193	104,215
“1M2”, Series 2018-C01, 1-month USD-LIBOR + 2.25%, 2.336% (f), 7/25/2030	122,137	123,734
“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.35%, 2.436% (f), 1/25/2031	384,546	390,129
Federal National Mortgage Association, “I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	68,204	12,966
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 1.936% (f), 2/25/2050	885,852	892,912
“M2”, Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.05%, 2.136% (f), 7/25/2049	260,254	263,235
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 2.536% (f), 3/25/2049	367,855	373,376
“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.65%, 2.736% (f), 1/25/2049	53,202	54,011
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.255% (f), 10/25/2046	206,409	207,380
STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.1%, 2.186% (f), 9/25/2048	324,324	329,193
Total Collateralized Mortgage Obligations (Cost $2,810,558)		2,849,662

Government & Agency Obligations 1.6%
Sovereign Bonds
Brazilian Government International Bond, 3.875%, 6/12/2030	200,000	193,890

Indonesia Government International Bond:
2.85%, 2/14/2030	625,000	645,194
3.85%, 10/15/2030 (a)	300,000	334,539
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	200,000	206,300
Philippine Government International Bond, 2.457%, 5/5/2030	625,000	637,731
Total Government & Agency Obligations (Cost $2,091,836)		2,017,654

Short-Term U.S. Treasury Obligation 1.3%
U.S. Treasury Bill, 0.053% (g), 5/19/2022 (h) (i) (Cost $1,699,430)	1,700,000	1,699,430
	Shares	Value ($)

Exchange-Traded Funds 2.9%
SPDR Bloomberg Barclays Convertible Securities ETF (Cost $2,340,555)	43,880	3,745,158

Securities Lending Collateral 2.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (j) (k) (Cost $3,349,612)	3,349,612	3,349,612

Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 0.03% (j) (Cost $4,458,951)	4,458,951	4,458,951

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $115,459,747)	102.7	133,459,749
Other Assets and Liabilities, Net	(2.7)	(3,521,193)
Net Assets	100.0	129,938,556
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended September 30, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 9/30/2021	Value ($) at 9/30/2021
Securities Lending Collateral 2.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (j) (k)
693,562	2,656,050 (l)	—	—	—	4,748	—	3,349,612	3,349,612
Cash Equivalents 3.4%
DWS Central Cash Management Government Fund, 0.03% (j)
2,394,743	34,137,873	32,073,665	—	—	725	—	4,458,951	4,458,951
3,088,305	36,793,923	32,073,665	—	—	5,473	—	7,808,563	7,808,563
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2021 amounted to $3,249,862, which is 2.5% of net assets.
(b)	Investment was valued using significant unobservable inputs.
(c)	Principal amount stated in U.S. dollars unless otherwise noted.
(d)	When-issued, delayed delivery or forward commitment securities included.
(e)	Perpetual, callable security with no stated maturity date.

(f)	Variable or floating rate security. These securities are shown at their current rate as of September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At September 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(i)	At September 30, 2021, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(j)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(k)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(l)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended September 30, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate
MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At September 30, 2021, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Euro-Schatz	EUR	12/8/2021	26	3,382,175	3,379,289	(2,886)
MSCI Emerging Markets Index	USD	12/17/2021	84	5,431,694	5,231,520	(200,174)
Ultra Long U.S. Treasury Bond	USD	12/21/2021	24	4,703,502	4,585,500	(118,002)
Total unrealized depreciation						(321,062)

At September 30, 2021, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Euro Stoxx 50 Index	EUR	12/17/2021	1	48,087	46,890	1,197
S&P 500 E-Mini Index	USD	12/17/2021	16	3,567,033	3,438,200	128,833
Ultra 10 Year U.S. Treasury Note	USD	12/21/2021	24	3,537,933	3,486,000	51,933
Total unrealized appreciation						181,963
At September 30, 2021, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2023	3,200,000	USD	(217)	222	(439)
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2024	2,100,000	USD	3,422	(41)	3,463
Fixed — 1.3% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2028	400,000	USD	(1,001)	87	(1,088)
Fixed — 1.63% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/3/16/2031	300,000	USD	(3,345)	338	(3,683)
Total net unrealized depreciation							(1,747)
β	3-month LIBOR rate as of September 30, 2021 is 0.130%.
At September 30, 2021, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	170,000	USD	202,141	11/5/2021	5,103	Toronto-Dominion Bank
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$4,329,521	$3,475,034	$—	$7,804,555
Consumer Discretionary	4,111,558	1,309,461	—	5,421,019
Consumer Staples	3,161,929	2,154,622	—	5,316,551
Energy	2,284,222	749,961	—	3,034,183
Financials	5,369,124	7,132,100	—	12,501,224
Health Care	4,083,441	2,918,215	—	7,001,656
Industrials	2,060,468	3,390,625	—	5,451,093
Information Technology	16,954,597	1,808,611	—	18,763,208
Materials	1,963,985	1,477,883	—	3,441,868
Real Estate	1,912,209	701,522	—	2,613,731
Utilities	1,398,091	2,066,964	—	3,465,055
Preferred Stocks (a)	3,337,398	151,865	—	3,489,263
Warrants	—	—	7,034	7,034
Corporate Bonds (a)	—	31,879,658	—	31,879,658
Asset-Backed	—	2,924,900	—	2,924,900
Mortgage-Backed Securities Pass-Throughs	—	8,007	—	8,007
Commercial Mortgage-Backed Securities	—	2,216,277	—	2,216,277
Collateralized Mortgage Obligations	—	2,849,662	—	2,849,662
Government & Agency Obligations	—	2,017,654	—	2,017,654
Short-Term U.S. Treasury Obligation	—	1,699,430	—	1,699,430
Exchange-Traded Funds	3,745,158	—	—	3,745,158
Short-Term Investments (a)	7,808,563	—	—	7,808,563
Derivatives (b)
Futures Contracts	181,963	—	—	181,963
Interest Rate Swap Contracts	—	3,463	—	3,463
Forward Foreign Currency Contracts	—	5,103	—	5,103
Total	$62,702,227	$70,941,017	$7,034	$133,650,278
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(321,062)	$—	$—	$(321,062)
Interest Rate Swap Contracts	—	(5,210)	—	(5,210)
Total	$(321,062)	$(5,210)	$—	$(326,272)
(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of September 30, 2021 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Equity Contracts	$ —	$ —	$ (70,144)
Interest Rate Contracts	$ —	$ (1,747)	$ (68,955)
Foreign Exchange Contracts	$ 5,103	$ —	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2GIB-PH3
R-080548-1 (1/23)